FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number
                                    811-4653

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I
               (Exact name of registrant as specified in charter)

                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                    (Address of principal executive offices)


               Registrant's Telephone Number, Including Area Code:
                                 (202) 842-5665



                                JEFFREY L. STEELE
                        WASHINGTON MANAGEMENT CORPORATION
                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                     (Name and address of agent for service)


                        Date of fiscal year end: July 31

             Date of reporting period: July 1, 2003 - June 30, 2004


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The Registrant's portfolios typically hold municipal bonds. Therefore no proxies were voted during the period.


                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I
(Registrant)

By                Jeffrey L. Steele
                  President, Trustee and Principal Executive Officer

Date:    August 19, 2004